UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	3/31/2015

Item 1.	Schedule of Investments

VCA-10

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 1.5%
Boeing Co. (The)	17,316	$2,598,785

Airlines — 1.7%
United Continental Holdings, Inc.(a)	44,440	2,988,590

Auto Components — 1.4%
Lear Corp.	22,038	2,442,251

Automobiles — 1.9%
General Motors Co.	48,494	1,818,525
Tesla Motors, Inc.(a)	8,067	1,522,808

		3,341,333

Banks — 8.0%
Bank of America Corp.	152,457	2,346,313
Citigroup, Inc.	54,918	2,829,375
JPMorgan Chase & Co.	58,735	3,558,166
PNC Financial Services Group, Inc.	18,525	1,727,271
Wells Fargo & Co.	66,651	3,625,814

		14,086,939

Biotechnology — 3.5%
Biogen, Inc.(a)	6,375	2,691,780
Celgene Corp.(a)	29,784	3,433,500

		6,125,280

Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	14,483	2,722,370
Morgan Stanley	59,896	2,137,688

		4,860,058

Chemicals — 1.8%
FMC Corp.	27,573	1,578,554
Monsanto Co.	13,956	1,570,608

		3,149,162

Communications Equipment — 1.1%
Brocade Communications Systems, Inc.	157,337	1,866,804

Consumer Finance — 3.3%
Capital One Financial Corp.	21,462	1,691,635
Navient Corp.	102,454	2,082,890
SLM Corp.	222,338	2,063,297

		5,837,822

Diversified Financial Services — 1.0%
Voya Financial, Inc.	39,247	1,691,938

Electric Utilities — 1.5%
FirstEnergy Corp.	76,811	2,692,994

Electrical Equipment — 1.0%
Eaton Corp. PLC	25,852	1,756,385

Electronic Equipment & Instruments — 0.8%
Flextronics International Ltd.(a)	103,825	1,315,982

Energy Equipment & Services — 1.0%
Halliburton Co.	39,740	1,743,791

Food Products — 2.3%
Bunge Ltd.	20,434	1,682,944
Mondelez International, Inc. (Class A Stock)	63,586	2,294,819

		3,977,763

Food & Staples Retailing — 1.3%
Kroger Co. (The)	30,088	2,306,546

Health Care Providers & Services — 2.2%
Cigna Corp.	19,247	2,491,332
HCA Holdings, Inc.(a)	19,049	1,433,056

		3,924,388

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	55,778	2,668,420
Hyatt Hotels Corp.(a)	27,702	1,640,512

		4,308,932

Independent Power & Renewable Electricity Producers — 1.0%
NRG Energy, Inc.	66,321	1,670,626

Industrial Conglomerates — 0.7%
Siemens AG (Germany), ADR	11,037	1,194,203

Insurance — 2.4%
MetLife, Inc.	47,920	2,422,356
Travelers Cos, Inc. (The)	16,949	1,832,695

		4,255,051

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(a)	7,121	2,649,724

Internet Software & Services — 8.4%
Facebook, Inc. (Class A Stock)(a)	53,660	4,411,657
Google, Inc. (Class A Stock)(a)	4,894	2,714,702
Google, Inc. (Class C Stock)(a)	2,513	1,377,124
LinkedIn Corp.(a)	10,882	2,718,977
Tencent Holdings Ltd. (China), ADR	115,741	2,195,607
Twitter, Inc.(a)	24,402	1,222,052

		14,640,119

IT Services — 2.7%
FleetCor Technologies, Inc.(a)	10,543	1,591,150
MasterCard, Inc. (Class A Stock)	18,600	1,606,854
Visa, Inc. (Class A Stock)	23,948	1,566,439

		4,764,443

Machinery — 1.0%
SPX Corp.	21,038	1,786,126

Media — 5.2%
Comcast Corp. (Class A Stock)	38,673	2,183,864
Liberty Global PLC (Series C) (United Kingdom)	43,616	2,172,513
Vivendi SA (France), ADR	59,605	1,478,800
Walt Disney Co. (The)	31,669	3,321,761

		9,156,938

Multiline Retail — 1.3%
Target Corp.	27,984	2,296,647

Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	19,788	1,638,644
Chevron Corp.	14,536	1,525,989
Marathon Oil Corp.	64,135	1,674,565
Noble Energy, Inc.	34,009	1,663,040
Occidental Petroleum Corp.	17,956	1,310,788
Suncor Energy, Inc. (Canada)	56,582	1,655,023

		9,468,049

Pharmaceuticals — 11.8%
Actavis PLC(a)	20,244	6,025,019
Bayer AG (Germany), ADR	12,706	1,909,267
Merck & Co., Inc.	44,005	2,529,407
Mylan NV(a)	38,499	2,284,916
Pfizer, Inc.	68,301	2,376,192
Shire PLC (Ireland), ADR	12,994	3,109,334
Teva Pharmaceuticals Indutries Ltd., (Israel), ADR	39,688	2,472,562

		20,706,697

Road & Rail — 1.6%
Hertz Global Holdings, Inc.(a)	68,763	1,490,782
Union Pacific Corp.	12,838	1,390,484

		2,881,266

Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.	88,000	1,985,280

Software — 3.5%
Microsoft Corp.	51,233	2,082,878
PTC, Inc.(a)	26,116	944,616
Salesforce.com, Inc.(a)	46,207	3,087,090

		6,114,584

Specialty Retail — 0.8%
Inditex SA, (Spain), ADR	86,007	1,371,382

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	43,923	5,465,339
EMC Corp.	63,055	1,611,686
Hewlett Packard Co.	70,260	2,189,302
NCR Corp.(a)	49,697	1,466,558

		10,732,885

Textiles, Apparel & Luxury Goods — 1.5%
Under Armour, Inc. (Class A Stock)(a)	31,904	2,576,248

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC, (United Kingdom), ADR	44,752	1,462,495

TOTAL COMMON STOCKS (cost $125,871,263)		170,728,506

	Units
RIGHTS(e)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, (Canada), expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	1,512	—

TOTAL LONG-TERM INVESTMENTS (cost $125,871,263)		170,728,506

	Shares
SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,285,337)(d)	4,285,337	4,285,337

TOTAL INVESTMENTS — 99.9% (cost $130,156,600)		175,013,843
Other assets in excess of liabilities — 0.1%		151,396

NET ASSETS — 100.0%		$175,165,239

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale.
(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,598,785	$—	$—
Airlines	2,988,590	—	—
Auto Components	2,442,251	—	—
Automobiles	3,341,333	—	—
Banks	14,086,939	—	—
Biotechnology	6,125,280	—	—
Capital Markets	4,860,058	—	—
Chemicals	3,149,162	—	—
Communications Equipment	1,866,804	—	—
Consumer Finance	5,837,822	—	—
Diversified Financial Services	1,691,938	—	—
Electric Utilities	2,692,994	—	—
Electrical Equipment	1,756,385	—	—
Electronic Equipment & Instruments	1,315,982	—	—
Energy Equipment & Services	1,743,791	—	—
Food Products	3,977,763	—	—
Food & Staples Retailing	2,306,546
Health Care Providers & Services	3,924,388	—	—
Hotels, Restaurants & Leisure	4,308,932	—	—
Independent Power & Renewable Electricity Producers	1,670,626	—	—
Industrial Conglomerates	1,194,203	—	—
Insurance	4,255,051	—	—
Internet & Catalog Retail	2,649,724	—	—
Internet Software & Services	14,640,119	—	—
IT Services	4,764,443	—	—
Machinery	1,786,126	—	—
Media	9,156,938	—	—
Multiline Retail	2,296,647	—	—
Oil, Gas & Consumable Fuels	9,468,049	—	—
Pharmaceuticals	20,706,697	—	—
Road & Rail	2,881,266	—	—
Semiconductors & Semiconductor Equipment	1,985,280	—	—
Software	6,114,584	—	—
Specialty Retail	1,371,382
Technology Hardware, Storage & Peripherals	10,732,885	—	—
Textiles, Apparel & Luxury Goods	2,576,248	—	—
Wireless Telecommunication Services	1,462,495
Rights	—	—	—
Affiliated Money Market Mutual Fund	4,285,337	—	—

Total	$175,013,843	$—	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as these inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-ended, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced using the methods described above are valued with on pricing methodologies approved by the Committee. In the event that significant unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date May 18, 2015

*	Print the name and title of each signing officer under his or her signature.